(LOSS) EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
(LOSS) EARNINGS PER SHARE [Text Block]
10. (LOSS) EARNINGS PER SHARE

Basic net earnings (loss) per share is the net earnings (loss) available to common shareholders divided by the weighted average number of common shares outstanding during the period. Diluted net earnings (loss) per share adjusts basic net earnings per share for the effects of dilutive potential common shares.

The calculations of basic and diluted (loss) earnings per share for the years ended December 31, 2017 and 2016 are as follows:

	Year Ended December 31,
	2017	2016
Net (loss) earnings for the year	($53,272)	$8,601

Weighted average number of shares on issue - basic	165,293,893	160,874,038
Adjustment for stock options	—	3,383,525
Weighted average number of shares on issue - diluted (1)	165,293,893	164,257,563

(Loss) earnings per share - basic	($0.32)	$0.05
(Loss) earnings per share - diluted	($0.32)	$0.05

(1)	Diluted weighted average number of shares excluded 9,431,737 (2016 - 2,880,893) options that were anti-dilutive for the year ended December 31, 2017.